SHARE-BASED PAYMENTS - Assumptions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Payment Arrangements [Abstract]
Weighted average share price	$ 22.14	$ 16.43
Exercise price	$ 22.15	$ 16.19
Dividend yield	1.45%	1.83%
Expected volatility	18.39%	19.65%
Risk-free interest rate	0.86%	0.75%
Expected option term	4 years	4 years
Weighted average fair value option granted	$ 2.75	$ 2.20